Offerings - Offering: 1	Aug. 20, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.000041666 per share
Maximum Aggregate Offering Price	$ 350,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,585.00
Offering Note	(1) Consists of shares to be issued pursuant to that certain Amended and Restated Open Market Sales AgreementSM, or the Sales Agreement, dated August 22, 2025, between Iovance Biotherapeutics, Inc. and Jefferies LLC. (2) Calculated in accordance with Rule 457(o) and Rule 457(r) under the Securities Act of 1933, as amended. Represents payment of registration fees previously deferred in connection with the Registration Statement on Form S-3ASR (Registration No. 333-272718).